Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included inAccompanying Consolidated Statements of Comprehensive Income / (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Charter hire commissions	$ 3,006	$ 805	$ 6,611	$ 4,725	$ 10,030
Ship-management fees	175	145	631	577	611
Administration fees	769	660	2,574	1,773	93
Maritime
Related Party Transaction [Line Items]
Charter hire commissions	95	79	316	321	236
Ship-management fees	175	145	631	577	611
Administration fees	395	391	1,600	1,245
Related party transaction expenses, Total	$ 665	$ 615	$ 2,547	$ 2,143	$ 847